Note 11	6 Months Ended
Jun. 30, 2023
Financial instruments designated at fair value through profit or loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or loss
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	June 2023	December 2022
ASSETS
Debt securities	6.2 / 7	1,004	913
LIABILITIES
Deposits from central banks		111	—
Customer deposits		698	700
Debt certificates issued		3,642	3,288
Other financial liabilities: Unit-linked products		8,126	6,592
Total liabilities	7	12,577	10,580